SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions	Aug. 16, 2022 USD ($)
Public Offering
Subsequent Event [Line Items]
Value of shares available for issuance	$ 200
ATM Offering | Class A Ordinary shares
Subsequent Event [Line Items]
Value of shares available for issuance	$ 75